Operating Loss (Tables)	6 Months Ended
Jun. 30, 2022
Operating Loss [Abstract]
Schedule of operating loss
Operating loss for the three and six months ended June 30, 2022 and 2021 has been arrived at after charging/(crediting):

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	£’000	£’000	£’000	£’000
Depreciation of property, plant and equipment	681	338	1,275	570
Depreciation of right-of-use assets	382	156	706	312
Amortisation of intangible assets	1,150	6	2,282	13
Research and development expenses	33,067	8,168	56,459	12,379
Foreign exchange (gain)/loss	(22,797)	2,773	(32,471)	2,899
Loss on forward contracts	11,287	—	11,287	—
Share-based payment charge	10,126	2,705	13,686	3,149